Income taxes - Significant Components of Income Taxes Deducted from Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current taxes
Current taxes	$ (872)	$ (776)
Uncertain tax positions	12	26
Change in estimate relating to prior periods	42	32
Previously unrecognized tax benefits	0	40
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(184)	(107)
Change in estimate relating to prior periods	(40)	(26)
Recognition and utilization of loss carryforwards	(21)	15
Previously unrecognized tax benefits	15	0
Effect of change in provincial corporate tax rate	0	9
Uncertain tax positions	4	(5)
Total income taxes from continuing operations	$ (1,044)	$ (792)